UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06481

Franklin Municipal Securities Trust

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA  94403-1906

(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code: 650 312-2000

Date of fiscal year end: 5/31

Date of reporting period: 2/28/18

Item 1. Schedule of Investments.

FRANKLIN MUNICIPAL SECURITIES TRUST

Statement of Investments, February 28, 2018 (unaudited)

Franklin California High Yield Municipal Fund

	Units	Value

Common Stocks and Other Equity Interests (Cost $611,327) 0.0%†
Consumer Discretionary 0.0%†
[a,b,c] 1155 Island Avenue LLC, LP.	7,830,849	$611,323

	Principal
	Amount

Corporate Bonds (Cost $3,867,513) 0.2%
Consumer Discretionary 0.2%
[d] 1155 Island Avenue LLC, PIK, 10.00% (all cash), 12/11/24.	$3,867,513	3,868,210
Municipal Bonds 96.3%
California 93.5%
ABAG Finance Authority for Nonprofit Corps. Revenue, Episcopal Senior Communities, Refunding,
6.125%, 7/01/41	7,500,000	8,289,900
Alameda Special Tax, CFD No. 13-1, Alameda Landing Public Improvements, 5.00%, 9/01/46	1,400,000	1,520,386
Artesia RDA Tax Allocation,
Artesia Redevelopment Project Area, 5.50%, 6/01/42	6,355,000	6,356,525
Artesia Redevelopment Project Area, 5.70%, 6/01/42	2,870,000	2,871,263
Housing Set-Aside, Artesia Redevelopment Project Area, 7.70%, 6/01/46	3,185,000	3,338,230
Azusa Special Tax,
CFD No. 2005-1, Rosedale, Improvement Area No. 1, 5.00%, 9/01/27	1,960,000	1,981,442
CFD No. 2005-1, Rosedale, Improvement Area No. 1, 5.00%, 9/01/37	1,625,000	1,640,844
Baldwin Park USD,
GO, Los Angeles County, Capital Appreciation, Election of 2006, AGMC Insured, Pre-Refunded,
zero cpn., 8/01/31	5,735,000	2,631,964
GO, Los Angeles County, Capital Appreciation, Election of 2006, Refunding, BAM Insured, zero
cpn., 8/01/42	10,000,000	2,377,400
Bay Area Toll Authority Toll Bridge Revenue, San Francisco Bay Area, Subordinate, Series S-4,
Pre-Refunded, 5.25%, 4/01/53	15,000,000	17,422,500
Beaumont USD, GO, Election of 2008, Series C, AGMC Insured, 6.00%, 8/01/41	1,925,000	2,181,930
Buena Park Community RDA Tax Allocation, Consolidated Redevelopment Project, 6.25%, 9/01/35	5,000,000	5,119,250
California County Tobacco Securitization Agency Tobacco Settlement Revenue, Asset-Backed, Los
Angeles County Securitization Corp., 5.70%, 6/01/46.	3,000,000	3,011,010
California Health Facilities Financing Authority Revenue,
Adventist Health System/West, Refunding, Series A, 4.00%, 3/01/39	9,000,000	9,216,810
California-Nevada Methodist Homes, Refunding, California Mortgage Insured, 5.00%, 7/01/45	4,500,000	5,022,225
Children’s Hospital Los Angeles, Refunding, Series A, 4.00%, 8/15/49	3,375,000	3,469,601
El Camino Hospital, 4.00%, 2/01/42	6,500,000	6,607,445
El Camino Hospital, 5.00%, 2/01/42	5,000,000	5,603,350
Kaiser Permanente, Refunding, Series A, Subseries A-2, 4.00%, 11/01/38	10,000,000	10,440,000
Kaiser Permanente, Series A, Subseries A-2, 4.00%, 11/01/51	25,000,000	25,522,000
Lucile Salter Packard Children’s Hospital at Stanford, Series A, 5.00%, 8/15/43	7,160,000	7,889,819
Providence Health and Services, Series C, Pre-Refunded, 6.50%, 10/01/33	4,000,000	4,121,040
Sutter Health, Refunding, Series B, 5.00%, 11/15/46.	26,925,000	30,231,928
California Infrastructure and Economic Development Bank Revenue, Goodwill Industries of Sacramento
Valley and Northern Nevada Project, Series A, 5.00%, 1/01/47	10,360,000	9,843,968
California Municipal Finance Authority COP,
Community Hospitals of Central California Obligated Group, Pre-Refunded, 5.25%, 2/01/24	5,000,000	5,178,300
Community Hospitals of Central California Obligated Group, Pre-Refunded, 5.375%, 2/01/29	7,000,000	7,257,600
Community Hospitals of Central California Obligated Group, Pre-Refunded, 5.50%, 2/01/39	10,600,000	11,002,058
California Municipal Finance Authority Mobile Home Park Revenue,
Caritas Affordable Housing Inc. Projects, Senior, Series A, 5.00%, 8/15/30	1,000,000	1,094,600
Caritas Affordable Housing Inc. Projects, Senior, Series A, 5.25%, 8/15/39	1,200,000	1,305,012
Caritas Affordable Housing Inc. Projects, Senior, Series A, 5.25%, 8/15/49	3,500,000	3,781,225

Quarterly Statement of Investments | See Notes to Statements of Investments. | 1

FRANKLIN MUNICIPAL SECURITIES TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin California High Yield Municipal Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
California (continued)
California Municipal Finance Authority Mobile Home Park Revenue, (continued)
Caritas Projects, Senior, Refunding, Series A, 4.00%, 8/15/37	$1,160,000	$1,176,414
Windsor Mobile Country Club, Refunding, Series A, 4.00%, 11/15/48	5,000,000	5,051,950
Windsor Mobile Country Club, Series A, Pre-Refunded, 5.625%, 11/15/33	1,000,000	1,189,080
Windsor Mobile Country Club, Series A, Pre-Refunded, 6.00%, 11/15/48	4,000,000	4,836,560
California Municipal Finance Authority Revenue,
American Heritage Education Foundation Project, Refunding, Series A, 5.00%, 6/01/36	1,000,000	1,087,910
American Heritage Education Foundation Project, Refunding, Series A, 5.00%, 6/01/46	1,750,000	1,885,818
California PFAR,
University Housing, NCCD Claremont Properties LLC, Claremont Colleges Project, Series A,
5.00%, 7/01/27	1,125,000	1,260,191
University Housing, NCCD Claremont Properties LLC, Claremont Colleges Project, Series A,
5.00%, 7/01/32	825,000	895,472
University Housing, NCCD Claremont Properties LLC, Claremont Colleges Project, Series A,
5.00%, 7/01/37	1,325,000	1,418,731
University Housing, NCCD Claremont Properties LLC, Claremont Colleges Project, Series A,
5.00%, 7/01/47	1,950,000	2,103,660
California Public Finance Authority Revenue,
Henry Mayo Newhall Hospital, Refunding, 5.00%, 10/15/37	1,100,000	1,204,676
Henry Mayo Newhall Hospital, Refunding, 5.00%, 10/15/47	5,000,000	5,410,550
California School Finance Authority Charter School Revenue,
Aspire Public Schools-Obligated Group, Refunding, 5.00%, 8/01/46	2,500,000	2,695,525
Aspire Public Schools-Obligated Group, Refunding, Series B, 5.00%, 8/01/35	1,000,000	1,087,640
Aspire Public Schools-Obligated Group, Refunding, Series B, 5.00%, 8/01/45	1,100,000	1,186,768
Classical Academies Project, Refunding, Series A, 5.00%, 10/01/37	1,485,000	1,563,482
Classical Academies Project, Refunding, Series A, 5.00%, 10/01/44	2,805,000	2,935,320
Rocketship Education Obligated-Group, Series A, 5.00%, 6/01/34	750,000	779,738
Rocketship Education Obligated-Group, Series A, 5.125%, 6/01/47	845,000	876,865
Rocketship Education Obligated-Group, Series A, 5.25%, 6/01/52	980,000	1,019,141
Rocketship Public Schools-Obligated Group, Series G, 5.00%, 6/01/30	315,000	335,119
Rocketship Public Schools-Obligated Group, Series G, 5.00%, 6/01/37	360,000	374,299
Rocketship Public Schools-Obligated Group, Series G, 5.00%, 6/01/47	1,720,000	1,775,143
Summit Public Schools-Obligated Group, 5.00%, 6/01/47	1,500,000	1,616,115
California School Finance Authority Educational Facility Revenue,
River Springs Charter School, Series A, 5.00%, 7/01/30	2,000,000	2,108,120
River Springs Charter School, Series A, 5.00%, 7/01/37	2,000,000	2,063,080
River Springs Charter School, Series A, 5.00%, 7/01/47	1,975,000	2,028,226
River Springs Charter School, Series A, 5.00%, 7/01/52	1,340,000	1,365,942
California School Finance Authority School Facility Revenue,
Alliance for College-Ready Public Schools Projects, Series C, 5.00%, 7/01/46	10,000,000	10,741,100
Green Dot Public Schools Projects, Series A, 5.00%, 8/01/35	2,525,000	2,712,330
Green Dot Public Schools Projects, Series A, 5.00%, 8/01/45	3,500,000	3,710,980
Kipp LA Projects, Series A, 5.00%, 7/01/35	1,200,000	1,310,568
Kipp LA Projects, Series A, 5.00%, 7/01/45	1,675,000	1,812,484
Kipp LA Projects, Series A, 5.00%, 7/01/47	1,500,000	1,648,245
California State Educational Facilities Authority Revenue,
Chapman University, 5.00%, 4/01/40	5,000,000	5,512,750
Loma Linda University, Refunding, Series A, 5.00%, 4/01/42	8,500,000	9,519,405
University of the Pacific, Refunding, 5.00%, 11/01/36	3,000,000	3,344,880
University of San Francisco, Pre-Refunded, 6.125%, 10/01/36	980,000	1,128,901
University of San Francisco, Refunding, 6.125%, 10/01/36	1,020,000	1,170,001

|2

FRANKLIN MUNICIPAL SECURITIES TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin California High Yield Municipal Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
California (continued)
California State GO,
Various Purpose, 6.00%, 11/01/39	$13,000,000	$13,939,640
Various Purpose, FGIC Insured, 6.00%, 8/01/19.	25,000	25,472
Various Purpose, Refunding, 5.00%, 3/01/45	5,000,000	5,640,400
California State Municipal Finance Authority Charter School Lease Revenue,
Santa Rosa Academy Project, 5.125%, 7/01/35	450,000	469,143
Santa Rosa Academy Project, 5.375%, 7/01/45	1,400,000	1,470,770
California State Municipal Finance Authority Charter School Revenue,
King Chavez Academy of Excellence Project, Refunding, Series A, 5.00%, 5/01/36	2,675,000	2,795,134
King Chavez Academy of Excellence Project, Refunding, Series A, 5.00%, 5/01/46	2,775,000	2,855,364
The Palmdale Aerospace Academy Project, Series A, 5.00%, 7/01/31	1,000,000	1,031,550
The Palmdale Aerospace Academy Project, Series A, 5.00%, 7/01/36	2,750,000	2,798,565
The Palmdale Aerospace Academy Project, Series A, 5.00%, 7/01/41	1,750,000	1,771,280
The Palmdale Aerospace Academy Project, Series A, 5.00%, 7/01/46	1,670,000	1,685,715
California State Municipal Finance Authority Revenue,
Biola University, Refunding, 5.00%, 10/01/36	1,100,000	1,264,197
Biola University, Refunding, 5.00%, 10/01/39	1,000,000	1,141,280
Biola University, Series A, Pre-Refunded, 5.625%, 10/01/23.	6,000,000	6,153,060
Biola University, Series A, Pre-Refunded, 5.80%, 10/01/28	7,500,000	7,698,900
Biola University, Series A, Pre-Refunded, 5.875%, 10/01/34.	6,000,000	6,161,700
California Baptist University, Series A, 5.00%, 11/01/36	2,500,000	2,702,325
California Baptist University, Series A, 5.375%, 11/01/40	5,000,000	5,484,250
California Baptist University, Series A, 5.50%, 11/01/45	10,000,000	10,995,000
Channing House Project, Refunding, Series A, 4.00%, 5/15/40	6,500,000	6,717,295
Community Medical Centers, Refunding, Series A, 4.00%, 2/01/42	10,000,000	10,059,400
Community Medical Centers, Series A, 5.00%, 2/01/40	5,000,000	5,463,200
The Creative Center of Los Altos Project Pinewood and Oakwood School, Refunding, Series B,
4.00%, 11/01/36	1,395,000	1,300,796
The Creative Center of Los Altos Project Pinewood and Oakwood School, Refunding, Series B,
4.50%, 11/01/46	1,600,000	1,527,984
Eisenhower Medical Center, Refunding, Series A, 5.00%, 7/01/37	2,625,000	2,958,270
Eisenhower Medical Center, Refunding, Series A, 4.00%, 7/01/42	4,575,000	4,678,669
Harbor Regional Center Project, Pre-Refunded, 8.50%, 11/01/39	5,000,000	5,560,550
Harbor Regional Center Project, Refunding, 5.00%, 11/01/32	3,020,000	3,419,637
Harbor Regional Center Project, Refunding, 5.00%, 11/01/39	6,525,000	7,251,754
Inland Regional Center Project, Refunding, 5.00%, 6/15/37	9,965,000	11,080,980
Kern Regional Center Project, Series A, 7.50%, 5/01/39	9,000,000	9,490,410
NorthBay Healthcare Group, 5.00%, 11/01/35	1,100,000	1,200,001
NorthBay Healthcare Group, 5.00%, 11/01/44	1,050,000	1,131,197
NorthBay Healthcare Group, Series A, 5.25%, 11/01/47	3,000,000	3,276,720
South Central Los Angeles Regional Center Project, 5.50%, 12/01/33.	3,115,000	3,531,943
South Central Los Angeles Regional Center Project, 5.75%, 12/01/43.	7,000,000	7,969,290
University of La Verne, Refunding, Series A, 5.00%, 6/01/43	5,000,000	5,617,300
California State Municipal Finance Authority Student Housing Revenue,
Bowles Hall Foundation, Series A, 5.00%, 6/01/35	600,000	652,734
Bowles Hall Foundation, Series A, 5.00%, 6/01/50	3,250,000	3,505,548
California State PCFA Solid Waste Disposal Revenue,
CalPlant I Project, Green Bonds, 7.00%, 7/01/22	3,500,000	3,521,700
CalPlant I Project, Green Bonds, 7.50%, 7/01/32	13,000,000	12,686,700
CalPlant I Project, Green Bonds, 8.00%, 7/01/39	6,500,000	6,507,280

|3

FRANKLIN MUNICIPAL SECURITIES TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin California High Yield Municipal Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
California (continued)
California State Public Works Board Lease Revenue,
Department of Corrections and Rehabilitation, California State Prison Los Angeles, Various
Buildings, Series C, 5.75%, 10/01/31	$4,640,000	$5,241,715
Various Capital Projects, Series A, 5.125%, 10/01/31	3,605,000	3,968,708
California State University Revenue, Systemwide, Refunding, Series A, 5.00%, 11/01/47	14,980,000	17,039,001
California Statewide CDA Insured Senior Living Health Facility Revenue, Los Angeles Jewish Home for
the Aging, Fountainview at Gonda, Series A, California Mortgage Insured, 5.00%, 8/01/44.	2,450,000	2,743,927
California Statewide CDA Revenue,
Aldersly, Refunding, Series A, 5.00%, 5/15/32	750,000	835,688
Aldersly, Refunding, Series A, 5.00%, 5/15/40	1,010,000	1,113,778
American Baptist Homes of the West, Refunding, 6.25%, 10/01/39.	5,000,000	5,285,500
Bentley School, Refunding, Series A, 7.00%, 7/01/40	8,675,000	9,489,669
California Baptist University, Pre-Refunded, 7.25%, 11/01/31	1,250,000	1,490,950
California Baptist University, Pre-Refunded, 7.50%, 11/01/41	2,750,000	3,304,373
California Baptist University, Refunding, Series A, 5.00%, 11/01/32.	1,135,000	1,246,173
California Baptist University, Refunding, Series A, 5.00%, 11/01/41.	1,875,000	2,025,525
California Baptist University, Series A, 5.125%, 11/01/23	715,000	776,719
California Baptist University, Series A, 6.125%, 11/01/33	1,565,000	1,801,205
California Baptist University, Series A, 6.375%, 11/01/43	4,035,000	4,628,347
Catholic Healthcare West, Series C, 5.625%, 7/01/35	5,000,000	5,070,650
Covenant Retirement Communities Inc., Series C, 5.625%, 12/01/36	8,000,000	9,114,240
Enloe Medical Center, Refunding, California Mortgage Insured, 5.00%, 8/15/38	6,000,000	6,761,940
Eskaton Properties Inc. Obligated Group, Refunding, 5.25%, 11/15/34	4,350,000	4,722,403
Front Porch Communities and Services, Refunding, Series A, 4.00%, 4/01/47	1,350,000	1,353,024
Front Porch Communities and Services, Refunding, Series A, 5.00%, 4/01/47	1,500,000	1,660,170
Henry Mayo Newhall Memorial Hospital, Series B, California Mortgage Insured, Pre-Refunded,
5.20%, 10/01/37	3,500,000	3,581,760
Huntington Memorial Hospital, Refunding, Series B, 5.00%, 7/01/44	4,450,000	4,894,822
Lancer Educational Student Housing Project, Refunding, Series A, 5.00%, 6/01/46	10,735,000	11,297,085
Loma Linda University Medical Center, Refunding, Series A, 5.25%, 12/01/44	8,550,000	9,181,246
Loma Linda University Medical Center, Series A, 5.00%, 12/01/41	5,500,000	5,827,305
Loma Linda University Medical Center, Series A, 5.00%, 12/01/46	5,000,000	5,283,050
Loma Linda University Medical Center, Series A, 5.25%, 12/01/56	6,500,000	6,947,785
Methodist Hospital of Southern California Project, FHA Insured, Pre-Refunded, 6.75%, 2/01/38	8,980,000	9,634,373
Monterey Institute International, 5.50%, 7/01/31	8,000,000	8,194,000
Statewide Community Infrastructure Program, Emerson Ranch Project, 5.00%, 9/02/35	2,000,000	2,179,860
Statewide Community Infrastructure Program, Emerson Ranch Project, 5.00%, 9/02/45	3,810,000	4,113,695
Statewide Community Infrastructure Program, Refunding, Series R1, 5.00%, 9/02/40	2,395,000	2,525,049
Statewide Community Infrastructure Program, Series A, 4.00%, 9/02/27	2,455,000	2,497,349
Statewide Community Infrastructure Program, Series A, 5.00%, 9/02/36	1,035,000	1,108,961
Statewide Community Infrastructure Program, Series A, 5.00%, 9/02/37	2,000,000	2,145,340
Statewide Community Infrastructure Program, Series A, 5.00%, 9/02/45	2,255,000	2,387,797
Statewide Community Infrastructure Program, Series A, 5.00%, 9/02/46	2,500,000	2,653,325
Statewide Community Infrastructure Program, Series B, 5.00%, 9/02/37	3,480,000	3,822,049
Statewide Community Infrastructure Program, Series B, 5.00%, 9/02/47	2,710,000	2,949,483
Statewide Community Infrastructure Program, Series C, 5.00%, 9/02/37	5,135,000	5,678,642
Statewide Community Infrastructure Program, Series C, 5.00%, 9/02/47	1,785,000	1,958,948

|4

FRANKLIN MUNICIPAL SECURITIES TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin California High Yield Municipal Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
California (continued)
California Statewide CDA Special Tax Revenue,
CFD No. 2015-01, Improvement Area No. 1, University District, Refunding, Series A, 5.00%,
9/01/36	$1,000,000	$1,098,860
CFD No. 2015-01, Improvement Area No. 1, University District, Refunding, Series A, 5.00%,
9/01/45	1,500,000	1,634,850
CFD No. 2015-01, Improvement Area No. 2, University District, 5.00%, 9/01/27	900,000	1,009,944
CFD No. 2015-01, Improvement Area No. 2, University District, 5.00%, 9/01/37	1,225,000	1,340,260
CFD No. 2015-01, Improvement Area No. 2, University District, 5.00%, 9/01/47	2,000,000	2,171,560
CFD No. 2016-02, Delta Coves, Series A, 5.00%, 9/01/46	11,155,000	11,022,925
California Statewide CDA Student Housing Revenue,
CHF-Irvine LLC, UCI East Campus Apartments, Phase II, Pre-Refunded, 5.75%, 5/15/32	10,000,000	10,093,900
University of California, Irvine East Campus Apartments, CHF-Irvine LLC, Refunding, 5.00%,
5/15/40	1,500,000	1,667,070
University of California, Irvine East Campus Apartments, Phase IV-A, CHF-Irvine LLC, 5.00%,
5/15/47	5,000,000	5,585,500
University of California, Irvine East Campus Apartments, Phase IV-A, CHF-Irvine LLC, 5.00%,
5/15/50	4,000,000	4,451,720
University of California, Irvine East Campus Apartments, Phase IV-A, CHF-Irvine LLC, Series A,
5.00%, 5/15/42	5,360,000	6,010,061
Capistrano USD, CFD No. 2005-1 Special Tax, 5.50%, 9/01/43	4,955,000	5,436,279
Carson RDA, Tax Allocation Housing, Series A, 5.25%, 10/01/36	1,965,000	2,117,602
Casitas Municipal Water District Special Tax,
CFD No. 2013-1, Ojai, Series B, BAM Insured, 5.00%, 9/01/42.	8,000,000	9,101,120
CFD No. 2013-1, Ojai, Series B, BAM Insured, 5.25%, 9/01/47.	5,000,000	5,833,750
Centinela Valley UHSD,
GO, Los Angeles County, Capital Appreciation, Election of 2010, Refunding, Series B, AGMC
Insured, zero cpn., 8/01/45	42,000,000	9,637,320
GO, Los Angeles County, Election of 2008, Series C, 5.00%, 8/01/35	4,195,000	4,757,004
Ceres USD,
GO, Capital Appreciation, Election of 2008, Series A, zero cpn., Pre-Refunded, 8/01/39	6,450,000	1,589,861
GO, Capital Appreciation, Election of 2008, Series A, zero cpn., Pre-Refunded, 8/01/40	6,730,000	1,543,324
Chatom USD, GO, Capital Appreciation, Election of 2006, Series C, XLCA Insured, zero cpn., 8/01/47	9,450,000	1,759,496
Chino CFD No. 2003-3 Special Tax, Improvement Area No. 6, 5.00%, 9/01/45	1,665,000	1,803,328
Chino CFD No. 2016-2 Special Tax, 5.00%, 9/01/42	1,535,000	1,678,093
City of Fullerton Special Assessment,
CFD No. 2, Amerige Heights, 5.00%, 9/01/34	1,075,000	1,142,295
CFD No. 2, Amerige Heights, 5.00%, 9/01/44	2,450,000	2,583,427
Clovis USD,
GO, Capital Appreciation, Election of 2004, Series A, NATL Insured, zero cpn., 8/01/27	7,500,000	5,609,100
GO, Capital Appreciation, Election of 2004, Series A, NATL Insured, zero cpn., 8/01/28	3,000,000	2,146,650
Coachella Valley USD,
GO, Riverside and Imperial Counties, Capital Appreciation, Election of 2005, Series D, AGMC
Insured, zero cpn., 8/01/42	8,500,000	3,110,745
GO, Riverside and Imperial Counties, Capital Appreciation, Election of 2005, Series D, AGMC
Insured, zero cpn., 8/01/43	3,000,000	1,051,020
Compton Community College District GO,
Election of 2002, Series B, Pre-Refunded, 6.625%, 8/01/27.	3,085,000	3,306,688
Election of 2002, Series B, Pre-Refunded, 6.75%, 8/01/34	4,000,000	4,294,400
Compton CRDA Tax Allocation,
Redevelopment Project, second lien, Series B, 5.70%, 8/01/30	2,255,000	2,401,124
Redevelopment Project, second lien, Series B, 6.00%, 8/01/42	3,460,000	3,697,356
Corona CFD No. 2001-2 Special Tax, Improvement Areas Nos. 1 and 2, Series A, 6.25%, 9/01/32	1,825,000	1,836,899

|5

FRANKLIN MUNICIPAL SECURITIES TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin California High Yield Municipal Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
California (continued)
Corona CFD No. 2003-2 Special Tax, Highlands Collection, 5.20%, 9/01/34	$755,000	$743,909
Corona-Norco USD, Special Tax, Refunding, CFD No. 5-1, 5.00%, 9/01/36	500,000	555,490
Cotati South Sonoma Business Park AD Special Assessment, Limited Obligation Improvement, 6.50%,
9/02/33.	4,390,000	4,377,708
Cotati-Rohnert Park USD, GO, Election of 2014, Series C, BAM Insured, 5.00%, 8/01/45	4,000,000	4,441,080
CSD San Bernardino County GO,
Election of 2008, Series C, 5.00%, 8/01/44	3,615,000	4,038,823
Election of 2014, Series A, 5.00%, 8/01/44	7,375,000	8,239,645
Refunding, 5.00%, 8/01/47.	3,500,000	3,961,405
Cudahy Community Development Commission Tax Allocation, City-Wide Redevelopment Project,
Redevelopment Projects, Series B, 7.75%, 10/01/27	3,795,000	4,364,933
Daly City Housing Development Finance Agency Mobile Home Park Revenue, Franciscan Mobile Home
Park Acquisition Project, sub. bond, Refunding, Series B, 5.85%, 12/15/47	4,720,000	4,720,236
Dana Point CFD Special Tax No. 2006-1,
5.00%, 9/01/38	1,000,000	1,055,980
5.00%, 9/01/45	2,500,000	2,631,100
Del Mar Race Track Authority Revenue, Refunding, 5.00%, 10/01/35.	2,000,000	2,180,100
Del Paso Manor Water District Revenue COP, Phase I Improvement Project, 5.50%, 7/01/41	3,050,000	3,299,795
Duarte RDA Tax Allocation, Capital Appreciation, Merged Redevelopment Project, ETM, zero cpn.,
12/01/28	28,450,000	16,726,608
Dublin CFD No. 1 Special Tax,
Improvement Area No. 1, Dublin Crossing, 5.00%, 9/01/27	1,000,000	1,113,510
Improvement Area No. 1, Dublin Crossing, 5.00%, 9/01/37	1,550,000	1,724,561
Improvement Area No. 1, Dublin Crossing, 5.00%, 9/01/47	4,500,000	4,938,435
El Dorado County Special Tax,
CFD No. 2014-1, Carson Creek, 4.00%, 9/01/43	1,250,000	1,256,875
CFD No. 2014-1, Carson Creek, 5.00%, 9/01/48	2,850,000	3,124,398
El Rancho USD, GO, Los Angeles County, Capital Appreciaion, Election of 2003, NATL Insured, zero
cpn., 8/01/29.	2,400,000	1,604,328
Fairfield Special Tax,
CFD No. 3, North Cordelia General Improvements, 6.00%, 9/01/32	1,200,000	1,225,920
CFD No. 3, North Cordelia General Improvements, 6.00%, 9/01/37	5,810,000	5,935,496
Fillmore Special Tax,
CFD No. 5 Improvement Area A, Heritage Valley Parks, Series A, 5.00%, 9/01/40	1,500,000	1,627,770
CFD No. 5 Improvement Area A, Heritage Valley Parks, Series A, 5.00%, 9/01/45	2,630,000	2,845,765
Folsom Ranch Financing Authority Special Tax Revenue, 5.00%, 9/01/47	3,000,000	3,274,770
Fontana Special Tax Revenue, CFD No. 80, Bella Strada, 5.00%, 9/01/46	1,000,000	1,111,770
Foothill/Eastern Transportation Corridor Agency Toll Road Revenue,
Capital Appreciation, Refunding, Series A, zero cpn., 1/15/42	75,000,000	25,686,000
Capital Appreciation, senior lien, Refunding, Series A, zero cpn., 1/15/33	19,000,000	10,211,170
junior lien, Refunding, Series C, 6.50%, 1/15/43	40,000,000	47,128,000
Refunding, Sub Series B-1, 3.95%, 1/15/53	25,000,000	24,589,500
Fremont CFD No. 1 Special Tax,
Pacific Commons, Refunding, 5.00%, 9/01/40	4,655,000	5,099,087
Pacific Commons, Refunding, 5.00%, 9/01/45	3,255,000	3,554,330
Golden State Tobacco Securitization Corp. Enhanced Tobacco Settement Revenue,
Asset-Backed, Capital Appreciation, Second Subordinate, Refunding, Series C, zero cpn., 6/01/47 .	50,000,000	6,072,500
Asset-Backed, Senior, Refunding, Series A-1, 5.00%, 6/01/33	42,875,000	42,928,165
Asset-Backed, Senior, Series A, 5.75%, 6/01/47	15,000,000	15,112,500
Asset-Backed, Series A, 5.00%, 6/01/45	42,630,000	47,673,129
Golden State Tobacco Securitization Corp. Tobacco Settlement Revenue, Asset-Backed, Senior,
Refunding, Series A-2, 5.30%, 6/01/37.	5,000,000	5,099,450

|6

FRANKLIN MUNICIPAL SECURITIES TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin California High Yield Municipal Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
California (continued)
Goleta RDA Tax Allocation, Goleta Old Town Redevelopment Project, 8.00%, 6/01/44.	$5,000,000	$5,021,550
Hanford Joint UHSD,
GO, Capital Appreciation, Election of 2004, Series B, AGMC Insured, zero cpn., 8/01/32	3,635,000	2,173,476
GO, Capital Appreciation, Election of 2004, Series B, AGMC Insured, zero cpn., 8/01/33	3,705,000	2,111,924
GO, Capital Appreciation, Election of 2004, Series B, AGMC Insured, zero cpn., 8/01/35	4,120,000	2,128,062
Hartnell Community College District GO,
Monterey and San Benito Counties, Capital Appreciation, Election of 2002, Series D, Pre-
Refunded, zero cpn., 8/01/44	30,000,000	4,574,700
Monterey and San Benito Counties, Capital Appreciation, Election of 2002, Series D, zero cpn.,
8/01/49	10,000,000	2,837,800
Imperial Community College District GO, Imperial County, Capital Appreciation, Election of 2010, Series
A, AGMC Insured, Pre-Refunded, 6.75%, 8/01/40	3,500,000	4,572,680
Imperial County Special Tax, CFD No. 98-1, 6.50%, 9/01/31	5,705,000	5,726,736
Independent Cities Finance Authority Mobile Home Park Revenue,
Lamplighter Salinas MobileHome Park, Series A, 6.25%, 7/15/45	2,465,000	2,652,094
Lamplighter Salinas MobileHome Park, Series A, 6.25%, 7/15/50	2,000,000	2,134,260
Pillar Ridge, Series A, 5.25%, 5/15/44	2,015,000	2,180,532
Pillar Ridge, Series A, 5.25%, 5/15/49	4,800,000	5,180,496
San Juan Mobile Estates, Refunding, 5.00%, 8/15/45	5,000,000	5,416,550
San Juan Mobile Estates, Refunding, 5.00%, 8/15/50	4,900,000	5,235,797
Indio CFD Special Tax, No. 2004-3, Terra Lago, Improvement Area No. 1, Refunding, 5.00%, 9/01/35	1,240,000	1,327,928
Inland Valley Development Agency Successor Agency Tax Allocation,
Refunding, Series A, 5.25%, 9/01/37.	7,500,000	8,398,050
Refunding, Series A, 5.00%, 9/01/44.	9,000,000	9,805,860
Irvine Special Tax Revenue,
CFD No. 2013-3, Great Park, Improvement Area No. 1, 5.00%, 9/01/39	1,000,000	1,079,860
CFD No. 2013-3, Great Park, Improvement Area No. 1, 5.00%, 9/01/44	1,500,000	1,619,790
CFD No. 2013-3, Great Park, Improvement Area No. 1, 5.00%, 9/01/49	2,750,000	2,943,325
Irvine USD Special Tax,
CFD No. 06-1, Portola Springs, 6.70%, 9/01/35	2,565,000	2,777,228
CFD No. 09-1, Series A, 5.00%, 9/01/42	700,000	777,644
CFD No. 09-1, Series B, 5.00%, 9/01/42	1,000,000	1,110,920
CFD No. 09-1, Series B, 5.00%, 9/01/51	2,500,000	2,764,600
CFD No. 09-1, Series C, 5.00%, 9/01/47	1,000,000	1,106,680
CFD No. 09-1, Series C, 4.00%, 9/01/53	1,260,000	1,245,850
CFD No. 09-1, Series D, 5.00%, 9/01/49	1,000,000	1,105,840
Jurupa PFA Special Tax Revenue,
Refunding, Series A, 5.00%, 9/01/42.	2,220,000	2,462,357
Refunding, Series A, 5.00%, 9/01/43.	4,000,000	4,356,880
sub. lien, Series B, 5.00%, 9/01/40	4,000,000	4,302,480
Kaweah Delta Health Care District Revenue, Series B, 5.00%, 6/01/40	3,250,000	3,520,758
La Verne COP, Brethren Hillcrest Homes, 5.00%, 5/15/36	1,430,000	1,504,789
La Verne Mobile Home Park Revenue, Copacabana Mobilehome Park, Refunding, 5.00%, 6/15/49	1,765,000	1,864,158
Lake Elsinore PFA Local Agency Revenue,
AD No. 93-1, Refunding, Series B, 5.125%, 9/02/30	4,980,000	5,526,406
Canyon Hills Improvement Area Development, Series A, 5.75%, 9/01/44	3,240,000	3,515,659
CFD No. 98-1, Series C, 5.25%, 9/01/33	8,000,000	8,653,040
Lake Tahoe USD, GO, Election of 2008, Convertible Capital Appreciation, zero cpn. to 8/01/25, 5.30%
thereafter, 8/01/40	1,140,000	937,057
Lammersville Joint USD Special Tax, CFD No. 2014-1, Improvement Area No. 1, Mountain House
School Facilities, 5.00%, 9/01/47	4,000,000	4,393,080

|7

FRANKLIN MUNICIPAL SECURITIES TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin California High Yield Municipal Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
California (continued)
Lancaster RDA Successor Agency Tax Allocation, Combined Redevelopment Project Areas, Housing
Programs, Refunding, AGMC Insured, 4.00%, 8/01/39	$3,500,000	$3,639,475
Lancaster RDA Tax Allocation,
Combined Redevelopment Project Areas, Housing Programs, Pre-Refunded, 6.875%, 8/01/34	2,000,000	2,149,220
Combined Redevelopment Project Areas, Housing Programs, Pre-Refunded, 6.875%, 8/01/39	2,000,000	2,149,220
Las Virgenes USD, GO, Election of 2006, Convertible Capital Appreciation, Series C, zero cpn. to
8/01/26, 6.75% thereafter, 8/01/33	8,050,000	7,166,673
Lathrop Financing Authority Revenue,
Mossdale Village, Refunding, Series A, 6.00%, 9/02/28	1,010,000	1,110,414
Mossdale Village, Refunding, Series A, 6.00%, 9/02/29	1,070,000	1,171,960
Mossdale Village, Refunding, Series A, 6.00%, 9/02/30	1,075,000	1,174,115
Mossdale Village, Refunding, Series A, 5.50%, 9/02/35	3,670,000	3,854,344
Lee Lake PFAR,
Special Tax, junior lien, Refunding, Series B, 5.25%, 9/01/32	1,170,000	1,263,389
Special Tax, junior lien, Refunding, Series B, 5.375%, 9/01/35	805,000	867,991
Lemon Grove CDA Successor Agency Tax Allocation, Lemon Grove Redevelopment Project Area,
Refunding, AGMC Insured, 4.00%, 8/01/34.	1,000,000	1,054,410
Lemon Grove School District GO, Capital Appreciation, Election of 2008, Series B, AGMC Insured, zero
cpn. to 8/01/28, 6.10% thereafter, 8/01/45.	6,500,000	5,123,885
Local Public Schools Funding Authority School Facilities Improvement District No. 2016-1 GO,
Election of 2016, Series A, 4.00%, 8/01/42	1,750,000	1,808,258
Election of 2016, Series A, 5.00%, 8/01/46	2,000,000	2,278,360
Election of 2016, Series A, 4.00%, 8/01/52	6,000,000	6,137,040
Long Beach Bond Finance Authority Natural Gas Purchase Revenue, Series A, 5.00%, 11/15/29	4,630,000	5,388,764
Long Beach Marina Revenue,
Los Angeles County, Alamitos Bay Marina Project, 5.00%, 5/15/34	1,300,000	1,446,757
Los Angeles County, Alamitos Bay Marina Project, 5.00%, 5/15/40	3,500,000	3,850,245
Los Angeles County, Alamitos Bay Marina Project, 5.00%, 5/15/45	2,500,000	2,733,475
Los Alamitos USD,
COP, Capital Appreciation, Capital Projects, zero cpn. to 7/31/24, 5.95% thereafter, 8/01/34	1,500,000	1,353,225
COP, Capital Appreciation, Capital Projects, zero cpn. to 7/31/24, 5.95% thereafter, 8/01/42	4,500,000	4,011,615
Los Angeles County Schools Regionalized Business Services Corp. COP, Pooled Financing Program,
Antelope Valley Community College District, Series C, Pre-Refunded, 5.00%, 6/01/30	2,200,000	2,369,994
Madera USD, GO, Madera County, Election of 2014, 4.00%, 8/01/46.	6,000,000	6,185,220
Mendocino-Lake Community College District GO,
Capital Appreciation, Election of 2006, Series B, AGMC Insured, zero cpn. to 8/01/21, 6.55%
thereafter, 8/01/36	5,150,000	5,680,553
Capital Appreciation, Election of 2006, Series B, AGMC Insured, zero cpn. to 8/01/26, 6.85%
thereafter, 8/01/40	7,500,000	6,904,950
Merced RDA Tax Allocation, Merced Gateways Redevelopment Project, Series A, Pre-Refunded,
6.50%, 9/01/39	6,250,000	6,708,062
Merced UHSD, GO, Capital Appreciation, Election of 2008, Series C, Pre-Refunded, zero cpn., 8/01/41 .	10,000,000	2,332,900
Monrovia Financing Authority Water and Sewer Revenue, AGMC Insured, 5.00%, 12/01/45	2,500,000	2,788,325
Moreland School District GO, Election of 2010, Series B, 5.00%, 8/01/41	4,045,000	4,522,067
M-S-R Energy Authority Gas Revenue, Series B, 6.50%, 11/01/39	32,300,000	44,975,489
North Natomas CFD Special Tax, No. 4, Refunding, Series E, 5.25%, 9/01/33	3,000,000	3,351,030
Oak Park USD, GO, Capital Appreciation, Series A, zero cpn. to 8/01/21, 7.10% thereafter, 8/01/38	6,600,000	7,385,202
Oakdale PFAR, Refunding, 5.00%, 9/01/35	1,270,000	1,369,479
Oakland USD Alameda County GO, Election of 2012, Pre-Refunded, 6.625%, 8/01/38	5,000,000	5,809,650
Oakley PFAR,
Contra Costa County, Refunding, 5.30%, 9/02/34	995,000	1,069,615
Contra Costa County, Refunding, BAM Insured, 5.00%, 9/02/36	1,500,000	1,686,330

|8

FRANKLIN MUNICIPAL SECURITIES TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin California High Yield Municipal Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
California (continued)
Ontario CFD No. 28 Special Tax,
New Haven Facilities, Area A, 5.00%, 9/01/42	$1,000,000	$1,087,150
New Haven Facilities, Area A, 5.00%, 9/01/47	500,000	542,065
Ontario CFD No. 31 Special Tax, Amberly Lane, Carriage House, 5.00%, 9/01/47	1,100,000	1,196,184
Ontario CFD No. 34 Special Tax, Countryside Phase 1 North-Facilities, 4.00%, 9/01/48	1,000,000	1,011,040
Orange County 1915 Act Special Assessment, Newport Coast Phase IV, AD No. 01-1, Limited
Obligation, Group One, 5.10%, 9/02/33	1,745,000	1,745,000
Orange County CFD No. 2015-1 Special Tax,
Village of Esencia, Series A, 5.00%, 8/15/34	1,530,000	1,698,453
Village of Esencia, Series A, 5.25%, 8/15/45	5,000,000	5,614,850
Orange County CFD No. 2017-1 Special Tax,
Village of Esencia, Improvement Area No. 1, Series A, 5.00%, 8/15/47	10,000,000	11,063,400
Village of Esencia, Improvement Area No. 1, Series A, 5.00%, 8/15/42	6,230,000	6,920,969
Orchard School District GO, Election of 2001, Series B, AGMC Insured, Pre-Refunded, 6.00%, 8/01/36 .	3,000,000	3,318,840
Oro Grande Elementary School District COP,
5.875%, 9/15/37	14,000,000	15,164,800
6.125%, 9/15/40	1,500,000	1,644,825
Palomar Health COP,
Palomar Health and Arch Health Partners Inc., 4.00%, 11/01/38	5,000,000	4,876,050
Palomar Health and Arch Health Partners Inc., 4.00%, 11/01/47	7,500,000	7,136,625
Palomar Health Revenue,
Refunding, 5.00%, 11/01/36	6,250,000	6,837,562
Refunding, 5.00%, 11/01/39	5,000,000	5,423,800
Palomar Pomerado Health COP,
Pre-Refunded, 6.00%, 11/01/30	10,000,000	11,148,300
Pre-Refunded, 6.75%, 11/01/39	15,550,000	16,883,412
Paramount USD, GO, Los Angeles County, Capital Appreciation, Election of 2006, BAM Insured, zero
cpn., 8/01/51.	25,000,000	2,940,750
Paso Robles Joint USD, GO, Capital Appreciation, Election of 2006, Series A, zero cpn., 9/01/45.	15,000,000	4,659,000
Perris CFD No. 2001-2 Special Tax, Villages of Avalon, Refunding, Series A, 5.25%, 9/01/32	4,500,000	4,947,345
Perris Joint Powers Authority Local Agency Revenue,
CFD No. 2001-1, Improvement Area Nos. 6 and 7, Refunding, Series E, 4.25%, 9/01/38	4,195,000	4,300,336
May Farms, Improvement Area Nos. 1, 2 and 3, Refunding, Series A, 5.375%, 9/01/33	1,980,000	2,183,960
Willowbrook, Refunding, Series B, 5.25%, 9/01/33	3,830,000	4,066,120
Perris PFAR Tax Allocation, Housing Loan, Series A, 6.125%, 10/01/40	3,135,000	3,464,457
Pico Rivera Water Authority Revenue, Refunding, Series A, 6.25%, 12/01/32	5,670,000	5,754,710
Pittsburg USD,
GO, Capital Appreciation, Election of 2010, Series C, zero cpn., 8/01/47	9,000,000	1,867,410
GO, Capital Appreciation, Election of 2010, Series C, zero cpn., 8/01/52	15,000,000	2,232,000
Pomona Revenue, Water Facilities Project, Refunding, Series BE, 5.00%, 5/01/47	7,500,000	8,558,175
Porterville PFA Sewer Revenue, Series A, 5.625%, 10/01/36	5,000,000	5,645,350
Poway RDA Successor Agency Tax Allocation, Paguay Redevelopment Project, Refunding, Series A,
5.00%, 12/15/30	3,500,000	4,210,745
Poway USD Special Tax, CFD No. 15, Del Sur East, Improvement Area C, 5.00%, 9/01/46	2,000,000	2,195,740
Rancho Cordova CFD No. 2005-1 Special Tax,
Sunridge North Douglas, 5.00%, 9/01/40	1,200,000	1,304,604
Sunridge North Douglas, 5.00%, 9/01/45	1,250,000	1,353,850
Redondo Beach USD, GO, Election of 2008, Capital Appreciation, Series E, zero cpn. to 8/01/22, 6.20%
thereafter, 8/01/31	2,750,000	2,818,090
Richland School District GO, Capital Appreciation, Election of 2008, Refunding, Series C, AGMC
Insured, zero cpn., 8/01/49	22,000,000	5,319,820
Rio Elementary School District CFD No. 1 Special Tax, 5.50%, 9/01/39	6,915,000	7,604,771

|9

FRANKLIN MUNICIPAL SECURITIES TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin California High Yield Municipal Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
California (continued)
Rio Hondo Community College District GO, Capital Appreciation, Election of 2004, Series C, zero cpn.
to 8/01/24, 6.85% thereafter, 8/01/42	$13,000,000	$13,741,130
Riverbank USD,
GO, Election of 2005, Series B, Assured Guaranty, zero cpn., 8/01/38	6,690,000	2,901,319
GO, Election of 2005, Series B, Assured Guaranty, zero cpn., 8/01/43	8,750,000	3,018,750
Riverside County PFA Tax Allocation Revenue, Desert Communities and Interstate 215 Corridor
Projects, Series A, BAM Insured, 4.00%, 10/01/40.	5,000,000	5,132,150
Riverside County RDA Tax Allocation,
Desert Communities Redevelopment Project Area, second lien, Series D, 7.00%, 12/01/31	1,425,000	1,682,640
Desert Communities Redevelopment Project Area, second lien, Series D, 7.25%, 12/01/37	2,505,000	2,980,399
Housing, Series A, Pre-Refunded, 6.00%, 10/01/39	3,000,000	3,342,840
Housing, Series A, Pre-Refunded, 7.125%, 10/01/42	1,750,000	2,069,690
Jurupa Valley Redevelopment Project Area, Series B, 6.75%, 10/01/30	1,200,000	1,397,796
Riverside County Redevelopment Successor Agency Tax Allocation, Housing, Refunding, Series A,
4.00%, 10/01/37	6,000,000	6,171,300
Riverside County Special Tax, CFD No. 03-1, Newport Road, Refunding, 5.00%, 9/01/30	1,500,000	1,658,190
Riverside County Transportation Commission Toll Revenue,
Capital Appreciation, senior lien, Series B, zero cpn., 6/01/43	7,500,000	2,481,000
senior lien, Series A, 5.75%, 6/01/44.	5,000,000	5,567,650
Riverside PFA Local Measure Sales Tax Revenue, Payment Rehabilitation Project, AGMC Insured,
5.00%, 6/01/33	4,280,000	4,740,742
RNR School Financing Authority Special Tax, CFD No. 92-1, Series A, BAM Insured, 5.00%, 9/01/41	3,000,000	3,356,370
Road 17 Levee Area PFA Assessment Revenue, Road 17 Levee Improvement Project, Pre-Refunded,
6.75%, 9/01/29	2,630,000	2,832,457
The Romoland School District Special Tax,
CFD No. 2004-1, Heritage Lake, Improvement Area No. 3, Refunding, 5.00%, 9/01/36	1,500,000	1,613,955
CFD No. 2004-1, Heritage Lake, Improvement Area Nos. 1 and 2, Refunding, 5.00%, 9/01/35	4,690,000	5,163,362
CFD No. 2004-1, Heritage Lake, Improvement Area Nos. 1 and 2, Refunding, 5.00%, 9/01/38	3,000,000	3,286,200
CFD No. 2006-1, Brendle Mills, Refunding, 5.00%, 9/01/44	1,120,000	1,228,181
CFD No. 91-1, Refunding, 5.00%, 9/01/41	1,265,000	1,404,239
Roseville Special Tax,
Fiddyment Ranch CFD No. 5, Public Facilities, Refunding, 5.00%, 9/01/32	1,265,000	1,369,337
Fiddyment Ranch CFD No. 5, Public Facilities, Refunding, 5.00%, 9/01/47	6,500,000	6,909,045
HP Campus Oaks CFD No. 1, Public Facilities, 5.00%, 9/01/36	1,550,000	1,629,934
HP Campus Oaks CFD No. 1, Public Facilities, 5.50%, 9/01/46	4,050,000	4,368,978
Westbrook CFD No. 1, Public Facilities, 5.00%, 9/01/29	500,000	548,425
Westbrook CFD No. 1, Public Facilities, 5.00%, 9/01/34	1,100,000	1,182,247
Westbrook CFD No. 1, Public Facilities, 5.00%, 9/01/39	1,885,000	2,007,450
Westbrook CFD No. 1, Public Facilities, 5.00%, 9/01/44	1,650,000	1,749,396
Westpark CFD No. 1, Public Facilities, Refunding, 5.00%, 9/01/32	1,120,000	1,252,642
Westpark CFD No. 1, Public Facilities, Refunding, 5.00%, 9/01/33	1,000,000	1,114,910
Westpark CFD No. 1, Public Facilities, Refunding, 5.00%, 9/01/37	1,250,000	1,382,250
Rowland USD,
GO, Capital Appreciation, Election of 2006, Series B, zero cpn., 8/01/34	5,000,000	2,626,750
GO, Capital Appreciation, Election of 2006, Series B, zero cpn., 8/01/39	15,000,000	6,088,200
GO, Capital Appreciation, Election of 2006, Series B, zero cpn., 8/01/42	10,750,000	4,127,032
Sacramento Area Flood Control Agency Special Assessment, Natomas Basin Local Assessment,
Refunding, BAM Insured, 5.00%, 10/01/44	2,000,000	2,207,060
Sacramento County Airport System Revenue, Senior, Series B, AGMC Insured, 5.25%, 7/01/39.	7,000,000	7,082,040

|10

FRANKLIN MUNICIPAL SECURITIES TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin California High Yield Municipal Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
California (continued)
Sacramento Special Tax,
Natomas Central CFD No. 2, 5.00%, 9/01/46	$1,815,000	$1,973,268
Natomas Meadows CFD No. 1, Improvement Area No. 1, 5.00%, 9/01/32	300,000	321,306
Natomas Meadows CFD No. 1, Improvement Area No. 1, 5.00%, 9/01/37	710,000	749,554
Natomas Meadows CFD No. 1, Improvement Area No. 1, 5.00%, 9/01/47	1,900,000	1,996,748
San Bernardino Community College District GO,
Capital Appreciation, Election of 2008, Series A, zero cpn., 8/01/44	12,495,000	4,057,751
Election of 2008, Series D, 5.00%, 8/01/45	2,755,000	3,105,105
Election of 2008, Series D, 5.00%, 8/01/48	3,760,000	4,227,218
San Bernardino County Special Tax,
CFD No. 2006-1, Improvement Area No. 1, Lytle Creek North, 5.00%, 9/01/40	1,000,000	1,087,170
CFD No. 2006-1, Improvement Area No. 2, Lytle Creek North, Refunding, 5.00%, 9/01/45.	1,000,000	1,083,080
San Buenaventura Revenue,
Community Memorial Health System, 8.00%, 12/01/31	10,000,000	11,471,800
Community Memorial Health System, 7.50%, 12/01/41	5,000,000	5,599,200
San Clemente Special Tax,
CFD No. 2006-1, 5.00%, 9/01/40	1,785,000	1,934,512
CFD No. 2006-1, 5.00%, 9/01/46	2,485,000	2,681,315
San Diego County Regional Airport Authority Revenue,
Subordinate, Refunding, Series A, 5.00%, 7/01/47	5,000,000	5,669,050
Subordinate, Series B, 5.00%, 7/01/42	2,500,000	2,796,200
Subordinate, Series B, 5.00%, 7/01/47	2,750,000	3,064,243
San Diego RDA Tax Allocation Revenue,
City Heights Redevelopment Project, Series A, Pre-Refunded, 5.625%, 9/01/40.	2,315,000	2,551,199
Naval Training Center Redevelopment Project, Series A, Pre-Refunded, 5.75%, 9/01/40	3,000,000	3,315,270
San Diego USD,
GO, Capital Appreciation, Election of 2008, Series A, Pre-Refunded, zero cpn. to 7/01/19, 6.00%
thereafter, 7/01/33	10,000,000	11,379,900
GO, Capital Appreciation, Election of 2008, Series C, zero cpn. to 7/01/30, 6.625% thereafter,
7/01/47	26,025,000	20,176,402
GO, Dedicated Unlimited Ad Valorem Property Tax, Capital Appreciation, Election of 2008, Series
E, zero cpn. to 7/01/32, 5.25% thereafter, 7/01/42	6,940,000	4,483,865
GO, Dedicated Unlimited Ad Valorem Property Tax, Capital Appreciation, Election of 2008, Series
E, zero cpn. to 7/01/32, 5.375% thereafter, 7/01/47	13,500,000	8,933,895
San Francisco City and County RDA Successor Agency CFD No. 6 Special Tax, Mission Bay South
Public Improvements, Capital Appreciation, Refunding, Series C, zero cpn., 8/01/43	10,000,000	2,493,200
San Francisco City and County RDA Successor Agency Tax Allocation,
Mission Bay South Redevelopment Project, Series A, 5.00%, 8/01/43	2,500,000	2,783,525
Mission Bay South Redevelopment Project, Subordinate, Series D, zero cpn., 8/01/23	2,000,000	1,551,140
Mission Bay South Redevelopment Project, Subordinate, Series D, zero cpn., 8/01/26	3,000,000	1,988,130
Mission Bay South Redevelopment Project, Subordinate, Series D, zero cpn., 8/01/31	6,000,000	3,009,720
Mission Bay South Redevelopment Project, Subordinate, Series D, zero cpn., 8/01/43	16,500,000	4,355,670
San Francisco City and County Redevelopment Financing Authority Tax Allocation Revenue,
Mission Bay North Redevelopment Project, Series C, Pre-Refunded, 6.75%, 8/01/41	1,000,000	1,144,800
Mission Bay South Redevelopment Project, Series D, Pre-Refunded, 7.00%, 8/01/33	1,000,000	1,151,880
Mission Bay South Redevelopment Project, Series D, Pre-Refunded, 6.625%, 8/01/39	2,265,000	2,426,087
Mission Bay South Redevelopment Project, Series D, Pre-Refunded, 7.00%, 8/01/41	1,500,000	1,727,820
San Francisco Redevelopment Projects, Series B, Pre-Refunded, 6.625%, 8/01/41	2,500,000	2,853,150
San Gorgonio Memorial Healthcare District GO, Riverside County, Refunding, 5.00%, 8/01/39	15,000,000	16,535,700
San Joaquin Delta Community College District GO, Capital Appreciation, Election of 2004, Series B,
AGMC Insured, zero cpn., 8/01/30	3,900,000	1,941,810

|11

FRANKLIN MUNICIPAL SECURITIES TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin California High Yield Municipal Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
California (continued)
San Joaquin Hills Transportation Corridor Agency Toll Road Revenue,
Capital Appreciation, junior lien, ETM, zero cpn., 1/01/28	$19,150,000	$14,826,504
Capital Appreciation, Refunding, Series A, NATL Insured, zero cpn., 1/15/26	19,475,000	15,017,757
Capital Appreciation, Refunding, Series A, NATL Insured, zero cpn., 1/15/32	50,225,000	29,115,935
junior lien, Refunding, Series B, 5.25%, 1/15/44	35,000,000	38,218,250
junior lien, Refunding, Series B, 5.25%, 1/15/49	75,000,000	81,659,250
San Jose Airport Revenue,
Refunding, Series A, 5.00%, 3/01/36.	2,250,000	2,549,408
Refunding, Series A, 5.00%, 3/01/37.	2,500,000	2,826,450
Refunding, Series A, BAM Insured, 4.00%, 3/01/42.	5,000,000	5,075,600
Refunding, Series B, 5.00%, 3/01/42	2,550,000	2,906,388
San Mateo Special Tax,
CFD No. 2008-1, Bay Meadows, 5.875%, 9/01/32	1,500,000	1,680,840
CFD No. 2008-1, Bay Meadows, 5.375%, 9/01/38	2,500,000	2,724,975
CFD No. 2008-1, Bay Meadows, 6.00%, 9/01/42	5,000,000	5,597,650
CFD No. 2008-1, Bay Meadows, 5.50%, 9/01/44	3,300,000	3,603,996
Santa Barbara Elementary School District GO, Capital Appreciation, Election of 2010, Series A, zero
cpn. to 8/01/23, 7.00% thereafter, 8/01/36.	8,000,000	8,595,840
Santa Cruz County RDA Tax Allocation, Live Oak/Soquel Community Improvement Project Area, Series
A, Pre-Refunded, 6.625%, 9/01/29	2,650,000	2,849,095
Santa Margarita Water District Special Tax,
CFD No. 2013-1, Village of Sendero, 5.625%, 9/01/36	3,000,000	3,279,420
CFD No. 2013-1, Village of Sendero, 5.625%, 9/01/43	10,000,000	10,918,500
Santa Paula Utility Authority Wastewater Enterprise Revenue, Series A, 5.00%, 2/01/40	7,105,000	7,855,288
Santee Community Development Commission Tax Allocation,
Santee Community Redevelopment Project, Series A, Pre-Refunded, 7.00%, 8/01/31	1,800,000	2,070,612
Santee Community Redevelopment Project, Series A, Pre-Refunded, 7.00%, 8/01/41	2,820,000	3,243,959
Saugus Castaic School Facilities Financing Authority Special Tax,
CFD No. 2006-1C, 5.875%, 9/01/33	1,370,000	1,540,168
CFD No. 2006-1C, 6.00%, 9/01/43	3,450,000	3,877,938
Saugus USD Special Tax, Senior CFD No. 2006-1, 4.25%, 9/01/44.	2,500,000	2,532,600
Saugus/Hart School Facilities Financing Authority Special Tax,
CFD No. 2006-1 Saugus USD, Refunding, 5.00%, 9/01/41.	1,250,000	1,375,225
CFD No. 2006-1 Saugus USD, Refunding, 5.00%, 9/01/46.	1,250,000	1,370,675
Silicon Valley Clean Water Wastewater Revenue,
5.00%, 8/01/40	1,750,000	1,979,828
5.00%, 8/01/45	1,500,000	1,691,685
Simi Valley AD No. 98-1 Special Assessment, Madera/Royal Public Improvements, Limited Obligation
Improvements, 7.30%, 9/02/24	1,330,000	1,342,635
Siskiyou UHSD, GO, Capital Appreciation, Election of 2008, Series B, AGMC Insured, zero cpn.,
8/01/49.	15,015,000	3,642,038
Sonoma CDA Tax Allocation, Redevelopment Project, 7.00%, 12/01/30	2,115,000	2,497,392
St. Helena USD, GO, Capital Appreciation, zero cpn. to 8/01/25, 6.45% thereafter, 6/01/36	10,000,000	9,675,700
Sulphur Springs USD Special Tax Revenue,
CFD No. 2006-1, 5.00%, 9/01/43	1,410,000	1,546,615
CFD No. 2006-1, 5.00%, 9/01/47	1,820,000	1,991,881
Susanville PFAR,
Utility Enterprises Project, Refunding, Sub Series B, 5.50%, 6/01/30.	1,185,000	1,217,588
Utility Enterprises Project, Refunding, Sub Series B, 5.875%, 6/01/35	1,660,000	1,709,302
Utility Enterprises Project, Refunding, Sub Series B, 6.00%, 6/01/45.	6,180,000	6,379,305
Susanville School District GO, Capital Appreciation, Election of 2008, AGMC Insured, zero cpn.,
8/01/49.	17,505,000	4,206,276

|12

FRANKLIN MUNICIPAL SECURITIES TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin California High Yield Municipal Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
California (continued)
Temecula RDA Tax Allocation Revenue, Housing, Redevelopment Project No. 1, Series A, Pre-
Refunded, 7.00%, 8/01/39	$2,100,000	$2,462,250
Tobacco Securitization Authority Northern California Tobacco Settlement Revenue,
Asset-Backed, Series A-1, 5.375%, 6/01/38	5,000,000	5,009,600
Asset-Backed, Series A-1, 5.50%, 6/01/45.	800,000	799,984
Capital Appreciation, Asset-Backed, Series A-2, 5.40%, 6/01/27	1,250,000	1,250,250
Tobacco Securitization Authority Southern California Tobacco Settlement Revenue,
First Subordinate Capital Appreciation, Series B, zero cpn., 6/01/46	10,000,000	1,550,100
Second Subordinate Capital Appreciation, Refunding, Series C, zero cpn., 6/01/46	25,000,000	3,812,250
Torrance USD, GO, Capital Appreciation, Election of 2008, Measure Z, Series B-1, zero cpn., 8/01/34	5,640,000	2,759,708
Truckee-Donner PUD Special Tax,
CFD No. 04-1, 5.20%, 9/01/25	3,000,000	2,961,600
CFD No. 04-1, 5.75%, 9/01/29	2,975,000	2,998,770
CFD No. 04-1, 5.25%, 9/01/30	5,050,000	4,932,486
CFD No. 04-1, 5.80%, 9/01/35	4,515,000	4,549,946
Tulare RDA Tax Allocation, Merged Tulare Redevelopment Projects, Series A, Pre-Refunded, 6.25%,
8/01/40.	3,540,000	3,928,196
Tulare Sewer Revenue, Pre-Refunded, 6.50%, 11/15/45	10,000,000	10,915,100
Turlock PFA Tax Allocation Revenue, Pre-Refunded, 7.50%, 9/01/39	3,750,000	4,382,962
Tustin CFD No. 06-1 Special Tax, Legacy/Columbus Villages, Series A, 5.00%, 9/01/37	1,000,000	1,129,090
Tustin CFD No. 07-1 Special Tax, Tustin Legacy/Retail Center, Refunding, Series A, 5.00%, 9/01/37	2,330,000	2,542,659
Tustin CFD No. 14-1 Special Tax,
Legacy/Standard Pacific, Series A, 5.00%, 9/01/40	750,000	825,180
Legacy/Standard Pacific, Series A, 5.00%, 9/01/45	1,000,000	1,096,090
Tustin USD,
CFD No. 06-1 Special Tax, Pre-Refunded, 5.75%, 9/01/30.	1,000,000	1,102,490
CFD No. 06-1 Special Tax, Pre-Refunded, 6.00%, 9/01/40.	3,000,000	3,325,770
Union City CRDA Successor Agency Tax Allocation Revenue,
Community Redevelopment Project, Refunding, Series A, 5.00%, 10/01/35	1,365,000	1,553,807
Community Redevelopment Project, Refunding, Series A, 5.00%, 10/01/36	1,000,000	1,133,960
University of California Revenue, Refunding, Series AO, 5.00%, 5/15/40	5,000,000	5,677,900
Upland COP, San Antonio Regional Hospital, Refunding, 4.00%, 1/01/42	5,000,000	5,032,150
Val Verde USD Special Tax Revenue,
Refunding, 5.00%, 9/01/29.	3,200,000	3,501,856
Refunding, 5.00%, 9/01/37.	2,000,000	2,167,980
Vallejo RDA Tax Allocation, Housing Set-Aside, Refunding, Series A, 7.00%, 10/01/31	3,255,000	3,265,481
Vernon Electric System Revenue, Series A, 5.50%, 8/01/41	7,500,000	8,256,525
Victor Elementary School District GO, Election of 2008, Refunding, Series B, 5.00%, 8/01/42	5,455,000	6,055,977
Victor Valley Community College District GO, Capital Appreciation, Election of 2002, Series C, zero
cpn., 6/01/49.	11,940,000	3,117,415
Washington Township Health Care District Revenue,
Refunding, Series B, 4.00%, 7/01/35	2,000,000	1,977,720
Refunding, Series B, 4.00%, 7/01/36	1,900,000	1,870,778
Refunding, Series B, 4.00%, 7/01/37	1,200,000	1,176,180
Series A, 5.50%, 7/01/38	2,890,000	3,067,446
West Hollywood Community Development Commission Tax Allocation,
East Side Redevelopment Project, Series A, 7.25%, 9/01/31	1,000,000	1,179,820
East Side Redevelopment Project, Series A, 7.50%, 9/01/42	5,000,000	5,916,950
Western Placer USD, GO, Placer County, Election of 2016, Series A, BAM Insured, 4.00%, 8/01/47	5,000,000	5,138,250
Woodland Davis Clean Water Agency Water Revenue, Subordinate, Refunding, Series A, AGMC
Insured, 5.00%, 3/01/39	1,600,000	1,788,624

|13

FRANKLIN MUNICIPAL SECURITIES TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin California High Yield Municipal Fund (continued)
		Principal
		Amount	Value

Municipal Bonds (continued)
California (continued)
Woodland Finance Authority Water Revenue,
6.00%, 3/01/36		$1,000,000	$1,116,110
6.00%, 3/01/41		1,500,000	1,671,855
Yorba Linda RDA Tax Allocation, Redevelopment Project, sub. lien, Series A, Pre-Refunded, 6.50%,
9/01/32	.	2,750,000	3,189,230
Yucaipa Special Tax,
CFD No. 98-1 Chapman Heights, Refunding, 5.00%, 9/01/26		1,000,000	1,069,360
CFD No. 98-1 Chapman Heights, Refunding, 5.375%, 9/01/30		1,800,000	1,941,552
Yucca Valley RDA Tax Allocation,
Yucca Valley Redevelopment Project No. 1, 5.50%, 6/01/28		2,110,000	2,130,868
Yucca Valley Redevelopment Project No. 1, 5.75%, 6/01/38		5,485,000	5,513,083
			2,303,533,128
U.S. Territories 2.8%
Guam 1.3%
Government of Guam GO, Series A, Pre-Refunded, 7.00%, 11/15/39		5,000,000	5,444,500
Guam Government Waterworks Authority Water and Wastewater System Revenue,
5.00%, 1/01/46		10,000,000	10,716,700
Pre-Refunded, 5.625%, 7/01/40		4,000,000	4,364,840
Refunding, 5.00%, 7/01/36.		1,755,000	1,914,740
Refunding, 5.00%, 7/01/37.		1,500,000	1,632,840
Refunding, 5.00%, 7/01/40.		3,000,000	3,250,980
Guam Power Authority Revenue, Refunding, Series A, 5.00%, 10/01/40		4,750,000	5,140,403
			32,465,003
Northern Mariana Islands 0.3%
Northern Mariana Islands Commonwealth Ports Authority Seaport Revenue, Senior Series A, 6.60%,
3/15/28	.	6,185,000	6,154,075
Puerto Rico 1.2%
[e] Puerto Rico Electric Power Authority Power Revenue,
Refunding, Series A, 5.00%, 7/01/29.		10,000,000	3,762,500
Refunding, Series A, 5.00%, 7/01/42.		6,000,000	2,257,500
Series A, 7.00%, 7/01/33		25,000,000	9,406,250
Series A, 6.75%, 7/01/36		11,735,000	4,415,294
Series A, 7.00%, 7/01/43		5,000,000	1,881,250
Series A-4, zero cpn., 7/01/19		1,601,766	602,664
Series B, zero cpn., 7/01/19		1,601,765	602,664
Series E-1, zero cpn., 1/01/21		1,768,493	665,395
Series E-2, zero cpn., 7/01/21		1,768,493	665,396
Series E-3, zero cpn., 1/01/22		600,000	225,750
Series E-4, zero cpn., 7/01/22		600,000	225,750
Puerto Rico Industrial Tourist Educational Medical and Environmental Control Facilities Financing
Authority Revenue, Cogeneration Facility, AES Puerto Rico Project, 6.625%, 6/01/26		5,500,000	4,585,625
			29,296,038
Total U.S. Territories			67,915,116
Total Municipal Bonds (Cost $2,200,898,207)			2,371,448,244

Total Investments before Short Term Investments (Cost $2,205,377,047)			2,375,927,777

|14

FRANKLIN MUNICIPAL SECURITIES TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin California High Yield Municipal Fund (continued)
	Principal
	Amount	Value

Short Term Investments 2.7%
Municipal Bonds 2.7%
California 2.7%
[f] California PCFA, PCR, Pacific Gas and Electric Co., Refunding, Series F, LOC TD Bank NA, Daily
VRDN and Put, 0.96%, 11/01/26	$23,100,000	$23,100,000
[f] Irvine Ranch Water District GO, ID, Consolidated, Series B, LOC Bank of America, Daily VRDN and Put,
0.82%, 10/01/41	200,000	200,000
[f] Los Angeles Department of Water and Power Revenue,
Power System, Refunding, Series B, Subseries B-6, SPA TD Bank NA, Daily VRDN and Put,
0.94%, 7/01/34	700,000	700,000
Water System, Refunding, Series B, Subseries B-2, SPA Royal Bank Canada, Daily VRDN and Put,
0.95%, 7/01/35	16,800,000	16,800,000
[f] The Metropolitan Water District of Southern California Water Revenue, Refunding, Series B-3, SPA
Citibank, Daily VRDN and Put, 0.94%, 7/01/35	26,400,000	26,400,000
Total Short Term Investments (Cost $67,200,000)		67,200,000
Total Investments (Cost $2,272,577,047) 99.2%		2,443,127,777
Other Assets, less Liabilities 0.8%		20,067,974
Net Assets 100.0%		$2,463,195,751

See Abbreviations on page 22.

†Rounds to less than 0.1% of net assets.
aNon-income producing.
bFair valued using significant unobservable inputs. See Note 5 regarding fair value measurements.
cSee Note 4 regarding restricted securities.
dIncome may be received in additional securities and/or cash.
eDefaulted security or security for which income has been deemed uncollectible.
fVariable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

|15

FRANKLIN MUNICIPAL SECURITIES TRUST

Statement of Investments, February 28, 2018 (unaudited)

Franklin Tennessee Municipal Bond Fund

	Principal
	Amount	Value

Municipal Bonds 99.0%
Tennessee 96.5%
Blount County PBA Revenue, Local Government Public Improvement, Refunding, Series B-15-A, Assured
Guaranty, 5.00%, 6/01/32	$1,590,000	$1,603,276
Chattanooga Electric System Revenue, The Electric Power Board of Chattanooga, Refunding, Series C,
5.00%, 9/01/40	2,750,000	3,122,735
Chattanooga Health Educational and Housing Facility Board Revenue,
Catholic Health Initiatives, Series D, 6.25%, 10/01/33	500,000	512,400
Student Housing, CDFI Phase I LLC, University of Tennessee at Chattanooga Project, Refunding,
5.00%, 10/01/35.	1,000,000	1,088,670
Chattanooga-Hamilton County Hospital Authority Hospital Revenue,
Erlanger Health System, AGMC Insured, Pre-Refunded, 5.00%, 10/01/22	2,475,000	2,607,784
Erlanger Health System, AGMC Insured, Pre-Refunded, 5.00%, 10/01/22	775,000	814,083
Clarksville Electric System Revenue,
Refunding, 4.00%, 9/01/33	2,000,000	2,133,520
Series A, Pre-Refunded, 5.00%, 9/01/34	2,000,000	2,168,380
Series A, Pre-Refunded, 5.00%, 9/01/35	3,185,000	3,453,145
Clarksville Water Sewer and Gas Revenue,
Pre-Refunded, 5.00%, 2/01/38	3,000,000	3,413,130
Refunding, 4.00%, 2/01/37	1,325,000	1,397,106
Refunding, 4.00%, 2/01/38	1,000,000	1,053,560
Columbia Waterworks System Revenue, 5.00%, 12/01/32.	3,000,000	3,305,010
Gallatin Water and Sewer Revenue, Refunding and Improvement, 5.00%, 1/01/32	1,500,000	1,702,815
Germantown GO,
4.00%, 8/01/43	2,330,000	2,436,015
4.00%, 8/01/45	2,525,000	2,635,772
4.00%, 8/01/47	1,500,000	1,563,345
Hallsdale-Powell Utility District of Knox County Waterworks and Sewer Revenue, Improvement, NATL
Insured, 5.00%, 4/01/31	1,000,000	1,002,780
Harpeth Valley Utilities District of Davidson and Williamson Counties Revenue,
Utilities, 5.00%, 9/01/44	4,400,000	4,951,936
Utilities, Refunding, 5.00%, 9/01/42	3,000,000	3,391,560
Jackson Hospital Revenue,
Jackson-Madison County General Hospital, Improvement, Pre-Refunded, 5.50%, 4/01/33	2,125,000	2,132,480
Jackson-Madison County General Hospital, Refunding, 5.00%, 4/01/36	7,000,000	7,747,110
Jackson-Madison County General Hospital, Refunding and Improvement, 5.50%, 4/01/33	875,000	877,608
Johnson City Health and Educational Facilities Board Hospital Revenue, Johnson City Medical Center
Hospital, Improvement, Series C, NATL Insured, Pre-Refunded, 5.125%, 7/01/25	75,000	75,215
Kingsport GO, Series B, Assured Guaranty, Pre-Refunded, 5.00%, 3/01/29	1,030,000	1,066,802
Kingsport IDB, MFHR, Model City Apartments Project, GNMA Secured, 5.50%, 7/20/39	2,995,000	3,042,231
Knox County First Utility District Water and Sewer Revenue,
5.00%, 12/01/32	1,000,000	1,124,090
Refunding and Improvement, 5.00%, 12/01/26	1,390,000	1,471,329
Knox County Health Educational and Housing Facility Board Hospital Revenue, Covenant Health,
Refunding, Series A, 5.00%, 1/01/42.	5,000,000	5,473,750
Knox County Health Educational and Housing Facility Board Revenue,
University Health System Inc., Refunding, 5.00%, 4/01/36	2,250,000	2,457,450
University Health System Inc., Refunding, 5.00%, 9/01/47	5,000,000	5,405,850
Knox-Chapman Utility District of Knox County Water and Sewer Revenue,
Pre-Refunded, 5.25%, 1/01/36	1,500,000	1,647,825
Refunding and Improvement, 5.00%, 1/01/33	1,470,000	1,662,908
Refunding and Improvement, 4.00%, 1/01/40	4,000,000	4,100,560
Knoxville Wastewater System Revenue, Refunding, Series A, 4.00%, 4/01/42	5,000,000	5,122,350

Quarterly Statement of Investments | See Notes to Statements of Investments. | 16

FRANKLIN MUNICIPAL SECURITIES TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Tennessee Municipal Bond Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Tennessee (continued)
Lawrenceburg PBA, GO, Electric System, Refunding, AMBAC Insured, 5.00%, 7/01/22	$2,410,000	$2,565,855
Loudon Water and Sewer Revenue,
Exempt Facility, Series A, 4.00%, 3/01/28	1,000,000	1,031,310
Exempt Facility, Series A, 5.00%, 3/01/32	1,300,000	1,397,253
Manchester GO, Refunding, AGMC Insured, 5.00%, 6/01/38	2,045,000	2,185,635
Maryville Water and Sewer Revenue, Series A, Assured Guaranty, Pre-Refunded, 5.00%, 6/01/38	3,500,000	3,532,375
Maury County GO, Public Improvement, Refunding, 4.00%, 4/01/34	1,775,000	1,865,436
Memphis Electric System Revenue, 5.00%, 12/01/34	1,000,000	1,145,610
Memphis Gas System Revenue, 4.00%, 12/01/36	1,000,000	1,049,380
Memphis GO,
General Improvement, Assured Guaranty, Pre-Refunded, 5.00%, 4/01/27.	1,975,000	2,050,741
General Improvement, Refunding, 5.00%, 5/01/36	4,135,000	4,508,060
Memphis-Shelby County Airport Authority Airport Revenue,
Refunding, Series B, 5.75%, 7/01/25	2,500,000	2,710,575
Refunding, Series D, 5.00%, 7/01/25	3,000,000	3,261,210
Series A, AGMC Insured, 5.00%, 7/01/35	5,000,000	5,310,350
Series A, AGMC Insured, 5.00%, 7/01/39	2,565,000	2,723,594
Memphis-Shelby County Sports Authority Inc. Revenue, Memphis Arena Project, Refunding, Series B,
5.375%, 11/01/29	5,000,000	5,301,750
Metropolitan Government of Nashville and Davidson County Electric System Revenue,
Series A, 5.00%, 5/15/36	3,500,000	3,818,395
Series A, 5.00%, 5/15/39	4,000,000	4,497,720
Series A, 5.00%, 5/15/42	3,000,000	3,455,790
Metropolitan Government of Nashville and Davidson County Health and Educational Facilities Board
Revenue,
Vanderbilt University, Series A, Pre-Refunded, 5.50%, 10/01/29	2,670,000	2,836,154
Vanderbilt University, Series A, Pre-Refunded, 5.50%, 10/01/29	830,000	880,306
Vanderbilt University, Series B, Pre-Refunded, 5.00%, 10/01/39	9,000,000	9,490,050
Vanderbilt University Medical Center, Series A, 5.00%, 7/01/40	5,000,000	5,522,450
Metropolitan Government of Nashville and Davidson County Sports Authority Revenue,
Public Improvement, Ballpark Project, Series A, 5.00%, 8/01/38	3,000,000	3,338,910
Public Improvement, Ballpark Project, Series A, 5.00%, 8/01/43	2,075,000	2,303,893
Metropolitan Government of Nashville and Davidson County Water and Sewer Revenue, Green Bonds,
Subordinate, Series A, 5.00%, 7/01/46	3,855,000	4,407,421
Metropolitan Nashville Airport Authority Revenue, Improvement, Series A, 5.00%, 7/01/45	4,000,000	4,508,760
Pigeon Forge IDB Revenue, Public Facility, 5.00%, 6/01/34	1,250,000	1,360,712
Rutherford County Health and Educational Facilities Board Revenue, Ascension Health Senior Credit
Group, Series C, 5.00%, 11/15/40	10,000,000	10,407,000
Shelby County Health Educational and Housing Facility Board Revenue,
Baptist Memorial Health Care, Series A, 5.00%, 9/01/19.	3,015,000	3,151,851
Educational Facilities, Rhodes College, 5.00%, 8/01/40	750,000	841,613
Educational Facilities, Rhodes College, 5.00%, 8/01/45	1,700,000	1,900,498
Educational Facilities, Rhodes College, Pre-Refunded, 5.50%, 8/01/40	5,000,000	5,615,100
Methodist Le Bonheur Healthcare, Series A, 5.00%, 5/01/36.	4,000,000	4,551,560
Rhodes College, Refunding, 4.00%, 8/01/40	3,000,000	3,101,760
South Blount County Utility District Waterworks Revenue,
Improvement, AGMC Insured, Pre-Refunded, 5.00%, 12/01/33	315,000	333,261
Improvement, AGMC Insured, Pre-Refunded, 5.25%, 12/01/39	1,040,000	1,104,750
Refunding and Improvement, AGMC Insured, 5.00%, 12/01/33	685,000	722,881
Refunding and Improvement, AGMC Insured, 5.25%, 12/01/39	2,270,000	2,406,881

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FRANKLIN MUNICIPAL SECURITIES TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Tennessee Municipal Bond Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Tennessee (continued)
Tennessee HDA Residential Finance Program Revenue,
Issue 1C, 4.00%, 7/01/43	$1,920,000	$1,943,002
Issue 3, 3.65%, 7/01/47	1,000,000	964,990
Tennessee HDA Revenue,
Homeownership Program, Series 1, 5.00%, 7/01/29	705,000	708,997
Homeownership Program, Series 2C, 3.80%, 7/01/43	1,275,000	1,272,884
Tennessee State School Bond Authority Revenue,
Higher Educational Facilities, Second Program, Series A, Pre-Refunded, 5.00%, 5/01/39.	3,000,000	3,123,480
Higher Educational Facilities, Second Program, Series B, Pre-Refunded, 5.50%, 5/01/38.	4,000,000	4,028,040
Higher Educational Facilities Second Program, Refunding, Series B, 5.00%, 11/01/40	10,000,000	11,374,500
Higher Educational Facilities Second Program, Refunding, Series B, 5.00%, 11/01/45	5,000,000	5,665,300
West Knox Utility District Knox County Water and Sewer Revenue, Refunding and Improvement, 5.00%,
6/01/41	1,000,000	1,118,560
West Wilson Utility District of Wilson County Water Revenue,
Pre-Refunded, 5.00%, 6/01/33	3,000,000	3,251,940
Refunding and Improvement, 5.00%, 6/01/40	1,545,000	1,723,540
Wilson County GO, School, Series A, 4.00%, 4/01/42	5,000,000	5,203,100
		249,339,763

U.S. Territories 2.5%
Guam 1.8%

Guam Economic Development and Commerce Authority Revenue, Tobacco Settlement, Asset-Backed,
Refunding, 5.25%, 6/01/32	1,175,000	1,174,988
Guam Government Limited Obligation Revenue, Section 30, Series A, Pre-Refunded, 5.625%, 12/01/29	3,205,000	3,432,651
		4,607,639
Puerto Rico 0.7%
[a] Puerto Rico Electric Power Authority Power Revenue, Series XX, 5.25%, 7/01/40	5,000,000	1,881,250
Total U.S. Territories		6,488,889
Total Municipal Bonds (Cost $250,828,958) 99.0%.		255,828,652
Other Assets, less Liabilities 1.0%		2,519,464
Net Assets 100.0%.		$258,348,116

See Abbreviations on page 22.

[a]Defaulted security or security for which income has been deemed uncollectible.

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FRANKLIN MUNICIPAL SECURITIES TRUST

Notes to Statements of Investments (unaudited)

1. ORGANIZATION

Franklin Municipal Securities Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of two separate funds (Funds) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP).

2. FINANCIAL INSTRUMENT VALUATION

The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Funds calculate the net asset value (NAV) per share as of 4 p.m. Eastern time each day the New York Stock Exchange (NYSE) is open for trading. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Funds’ administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The VC provides administration and oversight of the Funds’ valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Debt securities generally trade in the over-the-counter market rather than on a securities exchange. The Funds’ pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.

The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

3. CONCENTRATION OF RISK

Certain or all Funds invest a large percentage of their total assets in obligations of issuers within their respective state and U.S. territories. Such concentration may subject the Funds to risks associated with industrial or regional matters, and economic, political or legal developments occurring within those states and U.S. territories. Investing in Puerto Rico securities may expose the Funds to heightened risks due to recent adverse economic and market changes, credit downgrades and ongoing restructuring discussions. In addition, investments in these securities are sensitive to interest rate changes and credit risk of the issuer and may subject the Funds to increased market volatility. The market for these investments may be limited, which may make them difficult to buy or sell.

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FRANKLIN MUNICIPAL SECURITIES TRUST

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

4. RESTRICTED SECURITIES

At February 28, 2018, investments in restricted securities, excluding securities exempt from registration under the Securities Act of
1933 deemed to be liquid, were as follows:

	Acquisition
Units Issuer	Date	Cost	Value
Franklin California High Yield Municipal Fund
7,830,849 [a] 1155 Island Avenue LLC, LP (Value is 0.0%† of Net Assets)	12/04/14	$611,327	$611,323

†Rounds to less than 0.1% of net assets.
aThe Fund also invests in unrestricted securities or other investments in the issuer, valued at $3,868,210 as of February 28, 2018.

5. FAIR VALUE MEASUREMENTS

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’
financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Funds have adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

A summary of inputs used as of February 28, 2018, in valuing the Funds’ assets carried at fair value , is as follows:

	Level 1	Level 2	Level 3	Total
Franklin California High Yield Municipal Fund
Assets:
Investments in Securities:[a]
Common Stocks and Other Equity Interests	$—	$—	$611,323	$611,323
Corporate Bonds	—	3,868,210	—	3,868,210
Municipal Bonds	—	2,371,448,244	—	2,371,448,244
Short Term Investments	—	67,200,000	—	67,200,000
Total Investments in Securities	$—	$2,442,516,454	$611,323	$2,443,127,777

Franklin Tennessee Municipal Bond Fund
Assets:
Investments in Securities:[a]
Municipal Bonds	$—	$255,828,652	$—	$255,828,652

aFor detailed categories, see the accompanying Statement of Investments.

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 financial instruments at the end of the period.

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FRANKLIN MUNICIPAL SECURITIES TRUST

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

6. NEW ACCOUNTING PRONOUNCEMENTS

In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2017-08, Receivables—Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities. The amendments in the ASU shorten the amortization period for certain callable debt securities acquired at a premium, to be amortized to the earliest call date. The ASU does not require an accounting change for securities acquired at a discount, which continues to be amortized to maturity. The ASU is effective for fiscal years and interim periods within those fiscal years beginning after December 15, 2018. Management has reviewed the requirements and believes the adoption of this ASU will not have a material impact on the financial statements.

7. SUBSEQUENT EVENTS

The Funds have evaluated subsequent events through the issuance of the Statements of Investments and determined that no events have occurred that require disclosure.

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FRANKLIN MUNICIPAL SECURITIES TRUST
NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

Abbreviations

Selected Portfolio
1915 Act	Improvement Bond Act of 1915	ID	Improvement District
ABAG	The Association of Bay Area Governments	IDB	Industrial Development Bond/Board
AD	Assessment District	LOC	Letter of Credit
AGMC	Assured Guaranty Municipal Corp.	MFHR	Multi-Family Housing Revenue
AMBAC	American Municipal Bond Assurance Corp.	NATL	National Public Financial Guarantee Corp.
BAM	Build America Mutual Assurance Co.	PBA	Public Building Authority
CDA	Community Development Authority/Agency	PCFA	Pollution Control Financing Authority
CFD	Community Facilities District	PCR	Pollution Control Revenue
COP	Certificate of Participation	PFA	Public Financing Authority
CRDA	Community Redevelopment Authority/Agency	PFAR	Public Financing Authority Revenue
CSD	Central School District	PIK	Payment-In-Kind
ETM	Escrow to Maturity	PUD	Public Utility District
FGIC	Financial Guaranty Insurance Co.	RDA	Redevelopment Agency/Authority
FHA	Federal Housing Authority/Agency	SPA	Standby Purchase Agreement
GNMA	Government National Mortgage Association	UHSD	Unified/Union High School District
GO	General Obligation	USD	Unified/Union School District
HDA	Housing Development Authority/Agency	XLCA	XL Capital Assurance

For additional information on the Funds’ significant accounting policies, please refer to the Funds’ most recent semiannual or annual shareholder report.

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Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls.  There have been no changes in the Registrant’s internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Franklin Municipal Securities Trust

By  /s/Matthew T. Hinkle

      Matthew T. Hinkle

      Chief Executive Officer - Finance and Administration

Date  April 26, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By  /s/Matthew T. Hinkle

      Matthew T. Hinkle

      Chief Executive Officer - Finance and Administration

Date  April 26, 2018

By  /s/Gaston Gardey

      Gaston Gardey

      Chief Financial Officer and Chief Accounting Officer

Date  April 26, 2018